Credit Facility	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Credit Facilities
Credit Facility

In the first quarter of 2017, the Company increased its revolving credit facility with Royal Bank of Canada to $8,000 CAD. The credit facility bears interest at the Royal Bank Prime Rate plus 0.30%. As at December 31, 2017 the effective rate was 3.50%, and no cash amounts have been drawn under this credit facility.